Shareholder Report, Average Annual Return (Details)	6 Months Ended	7 Months Ended	11 Months Ended	12 Months Ended	60 Months Ended	106 Months Ended	114 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Solactive Cyber Security ESG Screened Index
Average Annual Return [Line Items]
Average Annual Return, Percent			13.92%
iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index
Average Annual Return [Line Items]
Average Annual Return, Percent				8.95%	(2.12%)			1.88%
Solactive Semiconductor ESG Screened Index
Average Annual Return [Line Items]
Average Annual Return, Percent			37.05%
Solactive United States Green Infrastructure ESG Screened Index
Average Annual Return [Line Items]
Average Annual Return, Percent			(18.96%)
Solactive Whitney U.S. Critical Technologies Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.68%
CSI 300 Index
Average Annual Return [Line Items]
Average Annual Return, Percent				(5.42%)	0.71%			5.67%
CSI 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent				(12.60%)	1.96%			2.88%
MSCI ACWI ex USA US Dollar Hedged Index
Average Annual Return [Line Items]
Average Annual Return, Percent				20.70%	10.11%			7.76%
MSCI EAFE US Dollar Hedged Index
Average Annual Return [Line Items]
Average Annual Return, Percent				23.42%	12.32%			9.13%
MSCI EM US Dollar Hedged Index
Average Annual Return [Line Items]
Average Annual Return, Percent				14.81%	5.32%			4.59%
MSCI Europe US Dollar Hedged Index
Average Annual Return [Line Items]
Average Annual Return, Percent				19.82%	11.31%			8.55%
MSCI EMU IMI US Dollar Hedged Index
Average Annual Return [Line Items]
Average Annual Return, Percent				21.19%	11.95%		9.63%
MSCI Japan US Dollar Hedged Index
Average Annual Return [Line Items]
Average Annual Return, Percent				40.84%	18.71%			12.56%
ICE AMT-Free Broad Liquid California Municipal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.22%)
Solactive Municipal Infrastructure Revenue Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent				3.39%	0.85%			3.07%
MSCI ACWI ex USA High Dividend Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent				20.12%	7.10%	4.95%
MSCI EAFE High Dividend Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent				19.72%	7.98%	5.30%